RELATED PARTIES	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 2 RELATED PARTIES

2014	2013

On November 19, 2012, we entered into a convertible debenture agreement with Mr. Robert Gillen, a member of our Board of Directors, for $100,000 (the "Gillen I Debenture"), under his company Squirrel-Away. Under the original terms of the agreement, interest is payable at 10% per annum and becomes due on December 19, 2014. Gillen I Debenture was extended to January 5, 2015. Mr. Gillen also received warrants to purchase 10,000 shares of our common stock at an exercise price of $1.10 per share. The Gillen I Debenture is convertible into shares of our common stock on or before the maturity date at a conversion rate of $1.10 per share. On June 20, 2013, we paid $5,000 of interest on debenture. This debenture was extended to December 31, 2015.
$100,000	$100,000

On December 20, 2013, Mr. Brilon, our President and Chief Financial Officer, purchased a debenture in the principal amount of $75,000 (the "Brilon I Debenture"). The Brilon I Debenture becomes due and payable three years after the date of issuance and the principal and unpaid interest thereunder is convertible into shares of our common stock at the election of the holder any time prior to the maturity date at a conversion price equal to $1.50 per share, subject to adjustment upon the occurrence of certain events. In connection with the purchase of the Brilon I Debenture, Mr. Brilon received a warrant to purchase 6,818 shares of our common stock. The warrant has a term of five years from the date of issuance and the exercise price of $1.65 per share is subject to adjustment upon the occurrence of certain events. On December 9, 2014, Mr. Brilon converted the Brilon I Debenture to Series A Preferred Stock, with 9.5% per annum dividend, convertible into shares of our common stock at the election of the holder at any time prior to the maturity date at an effective price per share that is lower than the then-current conversion price for the Series A Preferred Stock, then the conversion price shall be adjusted. An additional warrant to purchase 4,546 shares of the common stock was granted as an inducement for the warrants. These warrants and the original warrants granted have the original expiration date and the adjusted exercise price of $0.75 per share of or common stock, which is subject to adjustment upon the occurrence of certain events.
-	75,000

On March 4, 2014, Mr. Brilon purchased a debenture in the principal amount of $50,000 (the "Brilon II Debenture"). The Brilon II Debenture becomes due and payable three years after the date of issuance and the principal and unpaid interest thereunder is convertible into shares of our common stock at the election of the holder at any time prior to the maturity date at a conversion price equal to $1.50 per share, subject to adjustment upon the occurrence of certain events. On December 9, 2014, Mr. Brilon converted the Brilon II Debenture to Series A Preferred Stock, with 9.5% per annum dividend, convertible into shares of our common stock at the election of the holder at any time prior to the maturity date at an effective price per share that is lower than the then-current conversion price for the Series A Preferred Stock, then the conversion price shall be adjusted. An additional warrant to purchase 3,030 shares of the common stock was granted as an inducement to convert. These warrants and the original warrants granted have the original expiration date and the adjusted exercise price of $0.75 per share of our common stock, which is subject to adjustment upon the occurrence of certain events.
-	-

On May 27, 2014, we entered into a convertible debenture with Mr. Alex Kuo for $38,000, which includes warrants to purchase 3,455 shares of our common stock, at an exercise price of $1.65 per share. Accordingly, we recognized a discount of $1,462 on the principal value of $38,000 and are amortizing the discount over the three year term of the debenture. As of December 9, 2014, the convertible debenture was converted to Series A Preferred Stock and the related remaining debt discount was expensed. An additional warrant to purchase 2,303 shares of the common stock was granted as an inducement to convert. These warrants and the original warrants granted have the original expiration date and the adjusted exercise price of $0.75 per share of our common stock, which is subject to adjustment upon the occurrence of certain events.
-	-

On August 28, 2014, we entered into a debenture agreement with Mr. Gregory Omi, a member of our Board of Directors for $200,000, at 9.5% interest per annum with interest and principal payable February 15, 2015. This debenture has been extended to December 31, 2015. As an incentive for the extension of the loan, Mr. Omi was granted options to purchase 20,000 shares of our common stock.	200,000	-

On September 8, 2014, we entered into a debenture agreement with Mr. Kuo's wife, Li-Min Hsu, for $100,000, at 9.5% interest per annum with interest and principal payable on February 7, 2015. This debenture has been extended to December 31, 2015. As an incentive for the extension of the loan, Mrs. Hsu was granted options to purchase 10,000 shares of our common stock.	100,000	-

On September 10, 2014, we entered into a debenture agreement with Mr. Alex Kuo's wife, Li-Min Hsu, for $30,000, at 9.5% interest per annum with interest and principal payable on February 9, 2015. This debenture has been extended to December 31, 2015. As an incentive for the extension of the loan, Mrs. Hsu was granted options to purchase 3,000 shares of our common stock.	30,000	-

On October 14, 2014, we entered into a debenture agreement with Mr. Joe Farnsworth, a member of our Board of Directors, for $35,000, at 9.5% interest per annum with interest and principal payable on February 5, 2015.	35,000	-

On December 9, 2014, we entered into a debenture agreement with Mr. Gillen, a member of our Board of Directors, for $100,000, at 9.5% interest per annum with interest and principal payable on January 5, 2015. Mr. Gillen also received a warrant to purchase 25,000 shares of our common stock at an exercise price of $1.00 per share. As consideration for agreeing to extend the maturity date of the debenture, we granted Mr. Gillen options to purchase 10,000 shares of our common stock at an exercise price of $0.77 per share. We paid the principal and accrued interest on the Gillen Debenture in full on February 4, 2015.
	100,000	-

On December 30, 2014, we entered into a debenture agreement with Mr. Farnsworth, a member of our Board of Directors, for $10,000, at 9.5% interest per annum with interest and principal payable on January 31, 2015.	10,000	-

Total Due to Related Parties	$575,000	$175,000
Less Current Portion	(575,000)	(100,000)
Less: Debt Discount	-	(4,886)
Total Long-Term	$-	$70,114